Financial Instruments, Financial Risks and Capital Risks Management (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Change in foreign currency rates	5.00%	5.00%
Sensitivity rate of foreign currency	5.00%	5.00%
Decrease increase profit for the year (in Ringgits)		RM 1,700	RM 5,000
Total revenue percentage	10.00%
Single Customers [Member]
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Total revenue percentage	10.00%
Accounts Receivable member
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Total revenue percentage	10.00%
Foreign Currency Sensitivity [Member]
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Change in foreign currency rates	5.00%	5.00%